Total
Easterly Total Hedge Portfolio
FUND SUMMARY: EASTERLY TOTAL HEDGE PORTFOLIO
Investment Objective:
The Fund seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6 shares, which are not reflected in the tables and examples below.

Shareholder Fees
Shareholder Fees - Easterly Total Hedge Portfolio	Easterly Total Hedge Portfolio Class I	Easterly Total Hedge Portfolio Class R6
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	none	none
Maximum Contingent Deferred Sales Charge (Load) as a % of offering price	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	none	none
Redemption Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Easterly Total Hedge Portfolio		Easterly Total Hedge Portfolio Class I	Easterly Total Hedge Portfolio Class R6
Management Fees		1.00%	1.00%
Distribution and/or Service Rule 12b-1 Fees		none	none
Other Expenses		0.83%	0.83%
Interest/Dividend Expense		0.01%	0.01%
Acquired Fund Fees and Expenses	[1]	0.55%	0.55%
Total Annual Fund Operating Expenses before Fee Waiver and/or Expense Reduction/Reimbursement		2.39%	2.39%
Fee Waiver and/or Expense Reduction/ Reimbursement		(0.35%)	(0.72%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement	[2]	2.04%	1.67%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Fund’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap. The Total Annual Fund Operating Expenses in the above fee table will not correlate to the expense ratio in the Fund’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[2]	Pursuant to an operating expense limitation agreement between Easterly Funds LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class I and Class R6 do not exceed 1.48% and 1.11%, respectively. The expense limitation agreement for Class I and Class R6 shares will be in effect through March 31, 2024. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be:
Expense Example - Easterly Total Hedge Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Easterly Total Hedge Portfolio Class I	207	712	1,244	2,700
Easterly Total Hedge Portfolio Class R6	170	677	1,210	2,671

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the portfolio turnover rate of the Fund was 186% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by attempting to outperform the returns of a variety of investment strategies offered by private funds. The private fund investment strategies the returns of which the Fund will seek to outperform include “hedged equity,” “event driven,” “macro,” and “relative value” strategies. These strategies are described below:

●	A hedged equity investment strategy typically involves establishing both long and short positions in equity or equity-linked instruments. A hedged equity strategy also may seek to manage risk by adopting “top-down” constraints on leverage, limits on net market exposure, net regional exposure and net sector exposure, position size limits, position stop-loss limits and parameters relating to the number of its positions. The Fund will seek to outperform the returns of various hedged equity investment strategies, such as, among others, equity market neutral, fundamental growth, fundamental value, quantitative directional strategies, short bias, and sectors such as energy, materials, technology and healthcare.

●	Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction. Event driven investment strategies may purchase the common stock of a company being acquired and short the common stock of the acquirer in expectation of profiting from the price differential as a result of or in expectation of the consummation of the merger. The Fund will seek to outperform the returns of various event driven investment strategies, such as, among others, activist strategies, credit arbitrage, distressed investing, restructuring strategies and merger arbitrage.

●	Macro-based strategies aim to exploit macro-economic imbalances across the globe. Macro-based strategies may be implemented through a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities. The Fund will seek to outperform the returns of various macro-based investment strategies, such as, among others, active trading, commodity, currency, discretionary thematic, systematic diversified and multi-strategy.

●	Relative value strategies seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market. The Fund will seek to outperform the returns of various fixed income relative value strategies, such as, among others, asset-backed, master limited partnership (“MLP”), real estate, convertible arbitrage, corporate and sovereign strategies, as well as volatility investment strategies.

The Fund will seek to outperform the returns of private fund investment strategies by investing in a variety of asset classes, including global equities, global fixed income securities, currencies, commodities and rates, such as interest rates and measures of volatility.

The Fund expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, including affiliated funds, although the Fund may invest directly in currencies, equities and fixed income securities. The Fund also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. The derivatives instruments that may be utilized by the Fund include options, futures, options on futures, forward contracts and swaps. Derivatives may also be used to generate leverage, seek to profit from the underlying asset’s price fluctuations, or hedge the Fund’s exposure to an asset class, individual investment or group of investments.

The Fund’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The Fund’s fixed income exposure may include exposure to securities issued by governments, government-related entities or public and private companies. The Fund may seek exposure to fixed income instruments that are rated below investment grade (i.e., junk bonds), particularly in seeking to outperform the returns of certain private fund strategies such as distressed investing. The types of swaps in which the Fund may invest include, among others, total return, index, interest rate, credit default and volatility swaps. The Fund may also invest in swaps having payments linked to the returns of indices, individual securities or pooled investment vehicles, including limited partnerships, limited liability companies, offshore corporations and commodity pools (collectively, “Underlying Pools”). There is no limit on the Fund’s exposure to foreign companies, foreign governments or foreign currencies, which may include exposure to emerging markets.

In constructing the Fund’s investments, the Adviser employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity, event driven, macro and relative value strategies. The Adviser then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Adviser.

The Adviser then determines the appropriate percentage that each particular investment strategy should represent of the entire Fund and weights the exposure to that investment strategy accordingly. The private fund returns on which the Adviser’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private fund returns tracked by the Adviser, the factors driving those returns and the percentage weightings assigned by the Adviser to each investment strategy are all expected to change over time.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Fund may hold investments with commodity exposure outside of the Subsidiary and, therefore, it is possible the Fund’s exposure to commodities could exceed 25%. The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The investment policies of the Subsidiary are the same as the investment policies of this sleeve of the Fund. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as are applicable to this sleeve of the Fund and will follow substantially the same compliance policies and procedures as the Fund, to the extent they are applicable. The Fund owns 100% of the Subsidiary’s interests.

Principal Risks:
Performance:

The Fund has adopted the performance of the James Alpha Total Hedge Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”), as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, and since inception of the Predecessor Portfolio compare with those of the HFRI Fund Weighted Composite Index. The past performance of the Fund and Predecessor Portfolio (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I and Class S shares of the Predecessor Portfolio. Class A, Class C and Class I shares of the Predecessor Portfolio were reorganized into Class I shares of the Fund and Class S shares of the Predecessor Portfolio were reorganized into Class R6 shares of the Fund after the close of business on March 19, 2021. Class I and Class R6 shares’ returns of the Fund will be different from the returns of the Predecessor Portfolio as they have different expenses.

You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting www.EasterlyFunds.com/funds/.

CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS

Best Quarter:	Q2 2020	12.74%
Worst Quarter:	Q1 2020	-14.41%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2022)
Average Annual Total Returns - Easterly Total Hedge Portfolio		Label	1 Year	5 Years	Since Inception [1]	Inception Date
Easterly Total Hedge Portfolio Class I		Return Before Taxes	(10.62%)	2.28%	2.95%	Jun. 30, 2017
Easterly Total Hedge Portfolio Class I | Return After Taxes on Distributions			(11.46%)	1.04%	1.75%
Easterly Total Hedge Portfolio Class I | Return After Taxes on Distributions and Sale of Fund Shares			(6.16%)	1.35%	1.88%
Easterly Total Hedge Portfolio Class R6		Return Before Taxes	(10.32%)	2.57%	3.21%	Jun. 30, 2017
H F R I Fund Weighted Composite Index Reflects No Deduction For Fees Expenses Or Taxes [Member]	[2]		(4.14%)	4.43%	4.92%
[1]	The Predecessor Portfolio commenced operations on June 30, 2017.
[2]	The HFRI family of indices reserves the right to revise historical performance data following the as of date. The performance shown was calculated using current, available data at the time of filing, but is subject to change outside of the control of the Fund and its affiliates.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Easterly Income Opportunities Fund
FUND SUMMARY: EASTERLY INCOME OPPORTUNITIES FUND
Investment Objective:
The Fund seeks to provide a high level of risk-adjusted current income and capital appreciation.
Capital preservation is a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6 shares, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 45 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees
Shareholder Fees - Easterly Income Opportunities Fund	Easterly Income Opportunities Fund Class A		Easterly Income Opportunities Fund Class C	Easterly Income Opportunities Fund Class I	Easterly Income Opportunities Fund Class R6
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	2.00%		none	none	none
Maximum Contingent Deferred Sales Charge (Load) as a % of offering price	none	[1]	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	none		none	none	none
Redemption Fee	none		none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Choosing a Share Class - Class A Shares.”

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Easterly Income Opportunities Fund		Easterly Income Opportunities Fund Class A	Easterly Income Opportunities Fund Class C	Easterly Income Opportunities Fund Class I	Easterly Income Opportunities Fund Class R6
Management Fees		1.20%	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees		0.25%	1.00%	none	none
Other Expenses		0.34%	0.34%	0.34%	0.34%
Interest/Dividend Expense		0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses before Fee Waiver and/or Expense Reduction/Reimbursement		1.86%	2.61%	1.61%	1.61%
Fee Waiver and/or Expense Reduction/ Reimbursement		(0.06%)	(0.06%)	(0.06%)	(0.43%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement	[1]	1.80%	2.55%	1.55%	1.18%
[1]	Pursuant to an operating expense limitation agreement between Easterly Funds LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I and Class R6 do not exceed 1.73%, 2.48%, 1.48%, and 1.11%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through March 31, 2024. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be:

If the shares are redeemed at the end of each period:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be:
Expense Example - Easterly Income Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Easterly Income Opportunities Fund Class A	379	767	1,180	2,331
Easterly Income Opportunities Fund Class C	358	806	1,380	2,940
Easterly Income Opportunities Fund Class I	158	502	870	1,906
Easterly Income Opportunities Fund Class R6	120	466	836	1,875

If the shares are not redeemed:
Expense Example, No Redemption - Easterly Income Opportunities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Easterly Income Opportunities Fund Class A	379	767	1,180	2,331
Easterly Income Opportunities Fund Class C	258	806	1,380	2,940
Easterly Income Opportunities Fund Class I	158	502	870	1,906
Easterly Income Opportunities Fund Class R6	120	466	836	1,875

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 77% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objectives, under normal conditions, by investing in structured credit securities and other fixed income securities. Structured credit securities include, but are not limited to, mortgage-backed securities (“MBS”), including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”); asset-backed securities (“ABS”); collateralized mortgage obligations (“CMOs”); collateralized loan obligations (“CLOs”); collateralized bond obligations (“CBOs”); collateralized debt obligations (“CDOs”); mortgage derivatives such as stripped RMBS and inverse floaters; and other securitized assets. A stripped RMBS is created when a traditional RMBS is split into an interest-only and a principal-only strip. A stripped RMBS gives its holder the right to interest payments or principal payments, but not both. An inverse floater is a type of derivative instrument with a floating or variable interest rate that moves in the opposite direct of the interest rate on another security, usually a floating rate note. The use of inverse floaters by the Fund creates effective leverage.

The Fund’s investments in RMBS may include agency and nonagency RMBS, including to-be-announced MBS (“TBA”) and non-U.S. dollar denominated RMBS. The Fund’s investments in CMOs may include whole loan CMOs backed by prime, Alt-A and subprime collateral. The Sub-Adviser considers prime loans to represent borrowers with good to excellent credit; the Sub-Adviser considers subprime loans to represent borrowers with a higher risk of default than loans to prime borrowers and therefore carry higher interest rates; and the Sub-Adviser considers Alt-A loans to represent borrowers with a credit risk profile between that of prime and subprime loans. The Fund may invest without limit in securitizations backed by Alt-A or subprime loans, and expects that most Alt-A and subprime securitizations in which the Fund intends to invest will be composed entirely of such loans. The Fund’s investments in ABS include ABS backed by student loans, auto loans, or nontraditional collateral such as single family rentals and aircraft leases.

The Fund concentrates its investments (i.e., invests more than 25% of its net assets) in RMBS, CMBS and other mortgage-related securities (such as CMOs), and treats such investments as investments in a group of industries. The Fund may also invest in corporate bonds and other fixed income securities. The Fund seeks to outperform the Bloomberg U.S. Aggregate Bond Index with lower volatility than that index.

The Fund seeks to minimize interest rate risk by maintaining a short to intermediate average portfolio duration (i.e., within a zero to three (0 to 3) year range), as calculated by the Sub-Adviser, although the Fund’s average duration may be shorter or longer at any time or from time to time depending on market conditions and other factors. While the Fund seeks to maintain a short to intermediate average portfolio duration, there is no limit on the maturity or duration of any individual security in which the Fund may invest. In addition, the Sub-Adviser manages the liquidity of the Fund’s holdings at both the individual security level and the portfolio level, using a proprietary technique that attempts to optimize the tradeoff between the yield and liquidity of the portfolio.

In pursuing its objective, the Fund may sell securities short from time to time, predominately in conjunction with long positions with similar characteristics for the purposes of hedging or managing interest rate or credit spread risk, or occasionally for exploiting relative value differences between two securities, not for predicting the overall direction of the market. The Fund may also employ TBA for these short selling activities. TBA sales are forward-settling sales of agency MBS where the underlying pools of mortgage loans are not known at the time of the original transaction, but are announced just before settlement based on a “cheapest-to-deliver” algorithm.

The Fund may invest in options, futures and swaps (including interest rate swaps, credit default swaps, total return swaps and swaptions). The Fund may invest in such instruments, without limitation, for hedging purposes designed to manage interest rate, credit spread and other risks.

The Fund may invest without limit in debt securities that are rated below investment grade (also known as “junk bonds”). The Fund does not have a target allocation to investment grade or below investment grade securities, but may invest a significant portion of its assets in non-agency RMBS, which are below investment grade securities. The Sub-Adviser defines investment grade securities as those that are rated BBB or higher by S&P Global Ratings (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), for example, or are rated investment grade by any other Nationally Recognized Statistical Rating Organization (“NRSRO”), or if unrated, determined by the Sub-Adviser to be of comparable quality.

The Fund may invest a significant portion of its assets in Rule 144A securities, as a significant portion of current issuance in the ABS and MBS markets are Rule 144A securities. Rule 144A securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and can be traded only among large institutional buyers and sellers, including the Fund, that meet the requirements of Rule 144A.

The Fund employs a value style investing approach that seeks to invest in securities providing undervalued cash flows within markets the Sub-Adviser deems inefficient. When investing Fund assets in all types of securities, the Sub-Adviser analyzes their expected future cash flows based on collateral composition and expected performance, deal structure including credit enhancement, state variables such as interest shortfalls and servicer advances and other factors in order to project expected return parameters such as yield and average life. The Sub-Adviser employs a comprehensive risk management process tailored to the securities held in the Fund that considers systematic risk, cash flow risk and liquidity risk of the securities.

The Sub-Adviser, using a proprietary quantitative analysis model, projects security cash flows and values such cash flows at what it deems to be the appropriate discount rate based on price discovery resulting from relatively active trading and publicly available pricing information.

The Sub-Adviser’s proprietary quantitative analysis model to evaluate RMBS securities considers borrower and servicer behavior in projecting, at the loan-level, prepayment and default probability, default severity, and other factors affecting the cash flows of the security, which are then analyzed not only to identify undervalued securities, but also to stress test the credit risk of those securities.

The Sub-Adviser considers selling securities when such securities have reached their price/valuation targets. The Sub-Adviser may also consider selling securities when the Sub-Adviser believes securities have become overvalued, and replacing them with securities the Sub-Adviser believes to be undervalued to seek to offer the Fund better relative value and performance expectations. The Sub-Adviser may also sell and replace securities as necessary to rebalance and align the portfolio with its overall risk parameter targets.

Principal Risks:
Performance:

The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year and since inception of the Predecessor Portfolio compare with those of the Bloomberg US Aggregate Bond Index. The past performance of the Fund and Predecessor Portfolio (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio. Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio were reorganized into Class A, Class C, Class I, and Class R6 shares of the Fund, respectively, after the close of business on March 19, 2021. Class A, Class C, Class I, and Class R6 shares’ returns of the Fund will be different from the returns of the Predecessor Portfolio as they have different expenses.

You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting www.EasterlyFunds.com/funds/.

CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS

Best Quarter:	Q2 2020	11.78%
Worst Quarter:	Q1 2020	-4.40%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2022)
Average Annual Total Returns - Easterly Income Opportunities Fund	Label	1 Year	Since Inception [1]	Inception Date
Easterly Income Opportunities Fund Class I	Return Before Taxes	(6.27%)	4.71%	Aug. 21, 2018
Easterly Income Opportunities Fund Class I | Return After Taxes on Distributions		(8.28%)	2.39%
Easterly Income Opportunities Fund Class I | Return After Taxes on Distributions and Sale of Fund Shares		(3.69%)	2.68%
Easterly Income Opportunities Fund Class A	Return Before Taxes	(8.45%)	3.50%	Aug. 21, 2018
Easterly Income Opportunities Fund Class C	Return Before Taxes	(8.09%)	3.83%	Aug. 21, 2018
Easterly Income Opportunities Fund Class R6	Return Before Taxes	(5.90%)	5.10%	Aug. 21, 2018
Bloomberg U S Aggregate Bond Index Reflects No Deduction For Fees Expenses Or Taxes [Member]		(13.01%)	0.24%
[1]	The Predecessor Portfolio commenced operations on August 21, 2018.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.